Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6 — Property and equipment, net

Property and equipment, net, consist of the following:

	As of December 31,
	2019	2018

Computer equipment	$409,346	$320,406
Office equipment, fixtures and furniture	1,953,259	2,077,831
Capitalized development cost and software acquired	6,027,310	3,307,285
Automobiles	154,788	129,301
Subtotal	8,544,703	5,834,823
Less: accumulated depreciation and amortization	(1,980,063)	(1,127,711)
Total	$6,564,640	$4,707,112

Depreciation and amortization expense for the years ended December 31, 2019, 2018 and 2017 amounted to $299,959, $272,458 and $126,580, respectively. The Company capitalized development costs related to its core supporting modules of the global trade applications and solutions for internal use incurred during the application development stage. The amortization expense for the years ended December 31, 2019, 2018 and 2017 totaled $652,245, $370,807 and $186,974, respectively.

The estimated amortization of capitalized development cost is as follows:

Twelve months ending December 31,	Estimated amortization expense
2020	$1,050,292
2021	1,132,944
2022	997,970
2023	827,450
2024	682,677
Thereafter	-
Total	$4,691,333